SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Financial assets
Cash and cash equivalents, Carrying Value	$ 13,108	$ 13,635	$ 11,511
Term deposits in other financial institutions, Carrying Value	3,711	0
Available-for-sale securities, Carrying Value	134	159
Held-to-maturity securities, Carrying Value	4,079	6,423
Loans held for sale, Carrying Value		100
Loans receivable - net, Carrying Value	238,468	243,815
Federal Home Loan Bank stock, Carrying Value	6,482	6,482
Accrued interest receivable, Carrying Value	710	725
Cash and Cash Equivalents, Fair Value	13,108	13,635
Term deposits in other financial institutions, Fair Value	3,711
Available For Sale Securities, Fair Value	134	159
Held-To-Maturity Securities, Fair Value	4,151	6,534
Loans Held-for-sale, Fair Value		101
Loans receivable - net, Fair Value	242,456	248,265
Accrued interest receivable, Fair Value	710	725
Financial liabilities
Deposits, Carrying Value	188,572	199,701
Federal Home Loan Bank advances, Carrying Value	33,211	26,635
Advances by borrowers for taxes and insurance, Carrying Value	741	699
Accrued interest payable, Carrying Value	22	32
Deposits, Fair Value	188,634	199,907
Federal Home Loan Bank advances, Fair Value	33,517	27,265
Advances by borrowers for taxes and insurance, Fair Value	741	699
Accrued interest payable, Fair Value	22	32
Fair Value, Inputs, Level 1 [Member]
Financial assets
Available-for-sale securities, Carrying Value	0	0
Cash and Cash Equivalents, Fair Value	13,108	13,635
Term deposits in other financial institutions, Fair Value	3,711
Financial liabilities
Deposits, Fair Value	81,814	83,603
Fair Value, Inputs, Level 2 [Member]
Financial assets
Available-for-sale securities, Carrying Value	134	159
Available For Sale Securities, Fair Value	134	159
Held-To-Maturity Securities, Fair Value	4,151	6,534
Loans Held-for-sale, Fair Value		101
Accrued interest receivable, Fair Value	21	27
Financial liabilities
Deposits, Fair Value	106,820	116,304
Federal Home Loan Bank advances, Fair Value	33,517	27,265
Advances by borrowers for taxes and insurance, Fair Value	741	699
Accrued interest payable, Fair Value	22	32
Fair Value, Inputs, Level 3 [Member]
Financial assets
Available-for-sale securities, Carrying Value	0	0
Loans receivable - net, Fair Value	242,456	248,265
Accrued interest receivable, Fair Value	$ 689	$ 698